Consolidated Statements of Changes in Shareholder' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2015	$ 42,410	$ 9,494,887	$ (950,000)	$ (8,682,596)	$ (95,299)
Beginning Balance, share at Dec. 31, 2015	42,410,410
Common shares issued for cash	$ 1,176	998,824			1,000,000
Common shares issued for cash, shares	1,175,902
Accretion of stock option expense		4,310,964			4,310,964
Stock option exercise compensation		55,000			4,365,964
Exercise of stock options	$ 1,617	48,383			50,000
Exercise of stock options, shares	1,616,868
Cash received for subscription receivable			950,000		950,000
Net loss				(5,872,268)	(5,872,268)
Ending Balance at Dec. 31, 2016	$ 45,203	14,908,058		(14,554,864)	398,397
Ending Balance, shares at Dec. 31, 2016	45,203,180
Common shares issued for cash	$ 514	436,986			437,500
Common shares issued for cash, shares	514,455
Beneficial conversion feature on convertible note payable		10,000			10,000
Accretion of stock option expense		6,712,752			6,712,752
Stock option exercise compensation		60,000			6,772,752
Net loss				(8,299,692)	(8,299,692)
Ending Balance at Dec. 31, 2017	$ 45,717	$ 22,127,796		$ (22,854,556)	$ (681,043)
Ending Balance, shares at Dec. 31, 2017	45,717,635